Leases	12 Months Ended
Oct. 31, 2025
Leases [Abstract]
LEASES

NOTE 14 — LEASES

The Company has entered into several operating leases for its self-operated stores, dormitories and offices. Leases with an initial term of 12 months or less are not recorded on the balance sheet. The Company accounts for the lease and non-lease components of its leases as a single lease component. Lease expense is recognized on a straight-line basis over the lease term.

Operating lease right-of-use assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. The discount rate used to calculate present value is incremental borrowing rate or, if available, the rate implicit in the lease. The Company determines the incremental borrowing rate for each lease based primarily on its lease term in PRC which are approximately 3.25%, 3.75% and 3.73% for the fiscal year ended October 31, 2025 , 2024 and 2023, respectively.

Operating lease expenses were $37,386 , $30,425 and $45,869 for the fiscal years ended October 31, 2025 , 2024 and 2023, respectively.

The components of lease expense and supplemental cash flow information related to leases for the period are as follows:

	For the years ended October 31,
	2025	2024	2023
Lease Cost
Operating lease cost	$37,386	$30,425	$45,869

Other Information
Cash paid for amounts included in the measurement of lease liabilities	$37,043	$30,435	$44,654
Weighted average remaining lease term – operating leases (in years)	2.47	4.64	1.54
Average discount rate – operating lease	3.25%	3.75%	3.73%

The supplemental balance sheet information related to leases is as follows:

	As of October 31,
	2025	2024
Operating leases
Right-of-use assets	$180,243	$70,739

Operating lease liabilities, current	$104,254	$17,573
Operating lease liabilities, non-current	$75,915	$52,745
Total operating lease liabilities	$180,169	$70,318

The undiscounted future minimum lease payment schedule as follows:

For the years ending October 31,
2026	39,090
2027	75,201
2028	48,071
2029	23,606
2030	—
Total undiscounted lease payments	185,968
Less imputed interest	(5,799)
Total lease liabilities	180,169